Volumetric Fund
                              A No-Load Fund
                  87 Violet Drive, Pearl River, NY 10965
                      914-623-7637      800-541-3863



Securities and Exchange Commission
450 Fifth Street
Washington DC, 20549

Attention: 1933 Act Filings


     Rule 24F-2 Notice for Volumetric Fund Registration
     Statement No. 33-12703


February 24, 2000


Dear Sir or Madam:

     On February 25, 2000, Post Effective Amendment No. 13 to the
Registration Statement of Volumetric Fund, Inc. will become effective by the SEC. The Amendment represents the Fund's election to register an indefinite number of shares for the fiscal year ended December 31, 1999.

The following information is furnished:

                                                SHARES    DOLLAR AMOUNT
(a) Total number of shares sold during fiscal
    year ended Dec 31, 1999, in reliance upon    67,114   $ 1,262,577
    registration under Rule 24F-2

(b) Less shares redeemed during fiscal year
    ended Dec 31, 1999:                         (95,326)   (1,787,894)
                                               ---------   -----------
Net Sales During Year (a)-(b):                  (28,212)     (525,317)
                                               =========   ===========


                        CALCULATION OF FEE

Since the shares redeemed were greater than the shares sold, there is no registration fee applicable.



Very truly yours,

/s/ Gabriel Gibs

Gabriel Gibs
President